EARNINGS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
EARNINGS PER SHARE

NOTE 11—LOSS PER SHARE

Basic loss per share (EPS) is computed by dividing net loss by the weighted average number of common shares outstanding during the period. Diluted EPS reflects the potential dilution of common stock equivalent shares that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.

The dilutive common stock equivalent shares consist of preferred stock, stock options, warrants, restricted stock awards, and restricted stock units computed under the treasury stock method, using the average market price during the period.

The following table sets forth the computation of basic loss per share (in thousands, except share and per share data):

	Years Ended December 31,
	2025	2024
Numerator:
Net loss:	$(4,905)	$(3,824)
Denominator:
Weighted average shares of common stock – basic	12,619,512	10,402,508
Loss per share:
Basic	$(0.39)	$(0.37)
Diluted	$(0.39)	$(0.37)

The following table represents the weighted average number of anti-dilutive instruments excluded from the computation of diluted loss per share:

	Years Ended December 31,
	2025	2024
Anti-dilutive instruments excluded from computation of diluted net loss per share:

Preferred Stock	144,444	144,444

Stock Options	-	221,000

Warrants	1,555,207	4,628,586

Stock purchase plan	-	-

Convertible note	652,174	956,527

Restricted Stock Units and Restricted Stock Awards	1,624,392	2,020,396

Open World Ltd. [Member]
EARNINGS PER SHARE

14. EARNINGS PER SHARE

Basic earnings per share is computed by dividing net income by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share reflects the potential dilution from the assumed exercise or conversion of instruments into ordinary shares, if dilutive.

(in USD, except share data)	March 31, 2026	March 31, 2025
Net loss	$(4,609,998)	$(4,743,251)
Weighted-average shares outstanding — basic	126,080	111,030
Weighted-average shares outstanding — diluted	126,080	111,030
Earnings per share:
Basic and Diluted	$(37)	$(43)

Diluted earnings per share for the three months ended March 31, 2026 excludes the effect of 14,373 potentially dilutive ordinary shares issuable upon conversion of outstanding SAFEs (March 31, 2025: 12,337) because their inclusion would have been anti-dilutive due to the net losses for the periods.

14. EARNINGS PER SHARE

Basic earnings per share is computed by dividing net income by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share reflects the potential dilution from the assumed exercise or conversion of instruments into ordinary shares, if dilutive.

(in USD, except share data)	2025	2024
Net (loss) income	(20,229,064)	25,046,569
Weighted-average shares outstanding — basic	107,042	102,346
Effect of dilutive instruments:
– Simple agreements for future equity (SAFEs)	-	12,337
Weighted-average shares outstanding — diluted	107,042	114,683
Earnings per share:
Basic	(189)	245
Diluted	(189)	218

Diluted loss per share for 2025 excludes the effect of 14,009 SAFEs (2024 - 12,337) due to the net loss for the year as the effect would be anti-dilutive.